SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements as of September 30, 2013 include the financial statements of Kingtone Wireless, its subsidiaries, and its VIE for which Kingtone Wireless is the primary beneficiary. All inter-company transactions and balances between Kingtone Wireless, its subsidiaries and its’ VIE are eliminated upon consolidation. In the opinion of management, all adjustments considered necessary for a fair presentation have been included, and such adjustments are of a normal recurring nature.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(b) Foreign currency transaction

The functional currency of the Company is United States dollars (“US$”), and the functional currency of Topsky is Singapore dollars (“SG$”). The functional currency of the Company’s PRC subsidiaries, Softech and Kingtone Information, is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiaries which are prepared using RMB, are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

	2013	2012	2011
RMB exchange rate at balance sheets dates,	6.1439	6.3265	6.5574
Average RMB exchange rate for each period	6.2363	6.3299	6.6181

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from OANDA (Forex Trading and Exchange Rates Services).

Use of Estimates, Policy [Policy Text Block]
(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Significant estimates and judgments made by the management include: (i) estimates of profits and losses on contracts in process; (ii) accrual of estimated liabilities; and (iii) contingencies and litigation. However actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(e) Accounts and notes receivable

Accounts and notes receivable are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
(f) Inventories

Inventories consist of raw materials, finished goods, and project -in-progress, which include the direct labor, direct materials and overhead costs related to projects. Inventories are stated at lower of cost or market value. Cost is determined using first in first out method.

Where there is evidence that the market value of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the carrying value of inventories will be written down.

Property, Plant and Equipment, Policy [Policy Text Block]
(g) Property and equipment

The Company states plant and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred, and it capitalizes major additions and betterment to buildings and equipment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(h) Impairment of long-lived assets

The Company applies the Accounting Standards Codification (“ASC”) No. 360-10 “Property, plant and equipment”, ASC NO. 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and intangible assets subject to periodic amortization, for recoverability at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount is greater than its fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows as the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. No impairment of long-lived assets was recognized for the years ended September 30, 2013 and 2012, respectively.

Statutory Surplus Reserve [Policy Text Block]
(i) Statutory surplus reserve

The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital, after which further appropriation will be at the directors’ recommendation.

Revenue Recognition, Policy [Policy Text Block]
(j) Revenue recognition

Revenues consist primarily of sales of wireless system software service solutions and other customized software with support contracts. The Company recognizes revenue when (1) pervasive evidence of an arrangement exists, (2) delivery has occurred and customer acceptance is reasonable assured (3) the fee is fixed or determinable, and (4) collectability is probable.

The Company generally provides wireless system software service solutions and customized software under short and long-term fixed-price contracts that require significant production and customization. The contract periods generally range from two months to one year in length. The Company recognizes income for these contracts following both the percentage-of-completion method, measured by contract milestones and on the basis of actual costs incurred versus the total estimated contract costs, and on the completed contract method in accordance with the ASC No. 605 -35 “Construction-Type and Production-Type Contracts” and ASC No. 985 - 605 “Software Revenue Recognition”.

Provided unapproved change orders or claims occur in the future, in accounting for contracts, the Company follows ASC No. 605-35. The Company will recognize as revenues costs associated with unapproved change orders or claims to the extent it is probable that such claims and change orders will result in additional contract revenue, and the amount of such additional revenue can be reliably estimated. Contract losses are provided for in their entirety in the period that they become known, without regard to the percentage-of-completion. However, the Company has not experienced significant unapproved change orders in the past.

The software contracts generally provide for post-contract customer support (“PCS”) for a period of one year from delivery of the software. The value of PCS revenue is not separately reported and is accounted for as part of the entire fee under the contract accounting methods described above since the PCS meets the criteria specified in ASC No. 985-605-25-71 as follows:

1.	PCS is included in the total contract price;
2.     PCS is for one year or less;
3.	estimated costs are insignificant;
4.      upgrades and enhancements during the PCS term have historically been and are expected to continue to be minimal and infrequent; and
5.	the contract does not include any service elements that are accounted for separately.

All other services are provided under separate agreements and fee arrangements and the related revenue is recognized over the period the services are provided.

Unbilled revenue consists of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to clients as of the balance sheet date.

The Company presents all sales revenue net of a value-added tax (“VAT”).

The Company recognized the lease financing arrangement as a sales-type lease.  The Company recognized revenue when the following conditions are met: a) When the lease contract is signed, b) When the customer has taken possession of the equipment, and c) Only if the collectability of owed amounts are reasonably assured.

The sales-type lease revenue is recognized since the transaction meets one of the criteria specified in ASC No. 840-10-25-1, the lease term is more than 75 percent of the estimated economic life of the leased property.

The Company recognizes revenue using the fair value of the wireless system software service solutions and other customized software by reference to the retail market price of the wireless system software service solutions and other customized software. These revenues are recorded as “Software Revenue”.

Cost of Sales, Policy [Policy Text Block]
(k) Cost of Sales

When the criteria for revenue recognition have been met, costs incurred are recognized as cost of sales. Cost of sales (exclusive of depreciation and amortization) primarily includes the cost of the hardware purchased from the third parties, the labor costs of those responsible for the software development and project implementation and the applicable share of overhead expense directly related to the execution of services and delivery of projects.

The Company's PRC subsidiary and VIE are subject to business tax on revenues related to certain types of services at various rates. Business tax on revenues earned from provision of services to customers is recorded as an additional item to cost of sales in the same period in which the related revenue is recognized.

The Company is responsible for the cost of providing a warranty. In the past warranty costs have been insignificant.

Research and Development Expense, Policy [Policy Text Block]
(l) Research and development costs

Research and development costs include salaries, consultant fees, supplies and materials, as well as costs related to other overhead expenses such as depreciation, facilities, utilities and other R&D departmental expenses. Research and development costs are expensed as incurred in performing research and development activities in accordance with ASC No. 730-10-5, Accounting for Research and Development Costs .

Advertising Costs, Policy [Policy Text Block]
 (m) Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. The Company incurred no advertising expenses in each of the periods presented.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(n) Share-based compensation

Share options granted to employees and independent directors are accounted for under ASC 718, "Share-Based Payment". In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. All grants of share options to employees classified as liability awards are re-measured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Company has elected to recognize compensation expenses using the Black-Scholes-Merton (BSM) option-pricing model estimated at the grant date based on the award’s fair value and is recognized as expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method).

Restricted stock units (RSUs) are measured based on the fair market values of the underlying stock on the dates of grant. Shares are issued on the vesting dates net of the statutory withholding requirements to be paid by the Company on behalf of its employees. As a result, the actual number of shares issued will be fewer than the actual number of RSUs outstanding. Also, the Company recognizes stock-based compensation using the graded vesting attribution method.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, "Equity based " payment to non-employees. For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

Taxation Policy [ Policy Text Block]
(o) Taxation

a)	Income tax

i).
The Company is incorporated in the BVI. Under the current law of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

ii).
Topsky was incorporated in Singapore and does not conduct any substantial operations of its own. No provision for Singapore profits tax has been made in the financial statements as Topsky has no assessable profits for the years ended September 30, 2013, 2012 and 2011. Additionally, upon payments of dividends by Topsky to its shareholders, no Singapore withholding tax will be imposed.

iii).
The Company’s PRC subsidiary and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC was changed from 33% of to 25%, and applies to both domestic and foreign invested enterprises.

According to a filing document from Xi’an State Tax authorities of the High-technology zone, Kingtone Information was granted a reduced income tax rate of 15% from January 1, 2008 on the basis of being a high-tech company. In October 2011, Kingtone Information is verified as a “high-technology enterprise” until 2014 and therefore it has benefited from the preferential tax rate of 15%.

	For the years ended September 30,
	2013	2012	2011
	US$(’000)	US$(’000)	US$(’000)
PRC federal statutory tax rate	25%	25%	25%
Loss before tax	(5,133)	(8,988)	(1,005)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	32
Effect of tax holidays	-	-	-
Income tax expenses	-	-	32

The tax authority of the PRC conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities.

b)	Value-added tax and business tax

PRC Value-added Tax

The Company’s products are only sold in the PRC and therefore are generally subject to a Chinese VAT at a rate of 17%. The VAT may be offset by VAT the Company pays on raw materials and other materials included in the cost of producing its finished product. Accrued VAT payables are subject to a 10%-12% surtax, which includes urban maintenance and construction taxes and additional education fees.

PRC Business Tax

Revenues from services provided by Kingtone Information are subject to a PRC business tax of 5% for software solution and 3%-5% for wireless system solution, with a surtax of 10%-12%. Kingtone Information pays business tax on gross revenues.

c)	Deferred tax

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax asset if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

d)	Uncertain tax positions

The Company adopted ASC No. 740-10 “Income Taxes”, on January 1, 2007. ASC No. 740-10 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. For the years ended September 30, 2013, 2012 and 2011, the Company did not have any interest and penalties associated with tax positions and the Company did not have any significant unrecognized uncertain tax positions.

Comprehensive Income, Policy [Policy Text Block]	(p) Comprehensive income Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets are the cumulative foreign currency translation adjustments.

Commitments and Contingencies, Policy [Policy Text Block]
(q) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, product and environmental liability, and tax matters. In accordance with ASC No. 450-10, “ Accounting for Contingencies” , the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Historically, the Company has not experienced any material service liability claims.

Fair Value Measurement, Policy [Policy Text Block]
(r) Fair value measurements

The carrying amounts of cash and cash equivalents, accounts receivable from third and related parties, amounts due from and due to related parties, accounts payable and other payables approximate their fair values due to their short term nature.

The Company adopted ASC No. 820 Fair Value Measurements and Disclosures on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the combined financial statements on a recurring basis (at least annually). ASC No. 820-10 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Company has not adopted ASC No. 820-10 for non-financial assets and non-financial liabilities, as these items are not recognized at fair value on a recurring basis.

ASC No. 820-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC No. 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC No. 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Segment Reporting, Policy [Policy Text Block]
(s) Segment reporting

 The Company follows ASC No. 280, " Segment Reporting ". The Company's chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, no geographical segments are presented.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(t) Significant risks

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, accounts receivable, other receivables and amounts due from related parties. As of September 30, 2013 and September 30, 2012, US$4,011,070 and US$3,729,320, respectively, were deposited with major financial institutions located in the PRC and US$2,117,562 and $2,710,038, respectively, were deposited with major financial institutions located in Singapore. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors' interests. However, China promulgated a new Enterprise Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Enterprise Bankruptcy Law, although the implementation measures have not been promulgated, a Chinese bank may theoretically go into bankruptcy based on the Enterprise Bankruptcy Law. In addition, since China's concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company's deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the aging of the receivables and factors surrounding the credit risk of specific customers.

Business, political and economic risks

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements. The Company believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, result of operations or cash flows:

(i)	Business Risk.

Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company's services. If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company's services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)	Political, economic and social uncertainties.

The Company's operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(iii)	Regulatory restrictions.

The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, the Company's subsidiary, Softech is currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits that are required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company's customers' content which could also materially impact the Company's ability to generate revenue.

Foreign currency risk

A majority of the Company’s sales and expenses transactions and a significant portion of the Company’s assets and liabilities are denominated in Renminbi (“RMB”). RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or any other China foreign exchange regulatory body which require certain supporting documentation in order to affect the remittance.

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Earnings Per Share, Policy [Policy Text Block]
(u) Earnings per share (“EPS”)

EPS is calculated in according with ASC No. 260 “Earning per share”. Basic EPS excludes dilution and is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (convertible preferred stock, forward contract, warrants to purchase ordinary shares, contingently issuable shares, ordinary share options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. The Company excludes potential ordinary shares in the diluted EPS computation in periods of losses from continuing operations, as their effect would be anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
(v) Recently issued accounting standards

The FASB issued ASU No. 2013-02, which amends the authoritative accounting guidance under ASC Topic 220 “Comprehensive Income.” The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under generally accepted accounting principles in the United States of America (“GAAP”) to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The amendments in this update are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. Adoption of this update is not expected to have a material effect on the Company’s consolidated results of operations or financial condition.

The FASB has issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force). The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this standard is not expected to have a material impact on the consolidated financial position and results of operations.